Fees and Commissions Income [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Details of Fees and Commissions Income [Table Text Block]

	2015	2016	2017
	(in millions)
Fees and commissions on deposits	¥57,138	¥58,865	¥53,891
Fees and commissions on remittances and transfers	168,124	169,101	168,571
Fees and commissions on foreign trading business	71,487	84,688	75,024
Fees and commissions on credit card business	179,669	193,646	198,145
Fees and commissions on security-related services	285,728	285,334	239,516
Fees and commissions on administration and management services for investment funds	141,050	149,916	155,708
Trust fees	106,943	110,051	103,110
Guarantee fees	52,982	44,740	41,818
Insurance commissions	63,344	69,485	59,853
Fees and commissions on real estate business	36,364	43,516	39,808
Other fees and commissions	238,151	266,530	279,449

Total	¥1,400,980	¥1,475,872	¥1,414,893